Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	Year Ended December 31,
	2021 $	2020 $
Revolving credit facility due through 2024	271,167	185,000
Term loan due in 2023	53,339	64,568
Total principal	324,506	249,568
Less: unamortized discount and debt issuance costs	(4,215)	(6,607)
Total debt	320,291	242,961
Less: current portion	(15,500)	(10,858)
Long-term portion	304,791	232,103